Revenue	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Revenue
3. Revenue
Disaggregation of revenue

Year ended 31 December 2022	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	861	215	71	–	1,147
Incentive management fees	18	69	16	–	103
Central revenue	–	–	–	199	199
Revenue from fee business	879	284	87	199	1,449
Revenue from owned, leased and managed lease hotels	126	268	–	–	394
	1,005	552	87	199	1,843
System Fund revenues (note 32)					1,217
Reimbursement of costs					832
Total revenue					3,892

Year ended 31 December 2021	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	683	120	91	–	894
Incentive management fees	8	29	25	–	62
Central revenue	–	–	–	197	197
Revenue from fee business	691	149	116	197	1,153
Revenue from owned, leased and managed lease hotels	83	154	–	–	237
	774	303	116	197	1,390
System Fund revenues (note 32)					928
Reimbursement of costs					589
Total revenue					2,907

Year ended 31 December 2020	Americas $m	EMEAA $m	Greater China $m	Central $m	Group $m
Franchise and base management fees	452	93	61	–	606
Incentive management fees	5	14	16	–	35
Central revenue	–	–	–	182	182
Revenue from fee business	457	107	77	182	823
Revenue from owned, leased and managed lease hotels	55	114	–	–	169
	512	221	77	182	992
System Fund revenues (note 32)					765
Reimbursement of costs					637
Total revenue					2,394
Contract balances

	2022 $m	2021 $m
Trade receivables (note 17)	493	399
Contract assets	367	346
Deferred revenue	(1,724)	(1,613)
Contract assets

	2022 $m	2021 $m
At 1 January	346	336
Additions	70	45
Recognised as a deduction to revenue	(32)	(35)
Impairment charges (note 6)	(5)	–
Impairment reversals (note 6)	3	–
Repayments	(3)	(1)
Exchange and other adjustments	(12)	1
At 31 December	367	346

Analysed as:
Current	31	30
Non-current	336	316
	367	346
The Group also has future commitments for key money payments which are contingent upon future events and may reverse.
At 31 December 2022, the maximum exposure remaining under performance guarantees was $75m (2021: $85m).

Deferred revenue

	Loyalty programme $m	Other co-brand fees $m	Application & re-licensing fees $m	Other $m	Total $m
At 1 January 2021	1,245	55	166	103	1,569
Increase in deferred revenue	384	–	19	45	448
Recognised as revenue	(337)	(11)	(22)	(35)	(405)
Exchange and other adjustments	–	–	–	1	1
At 31 December 2021	1,292	44	163	114	1,613
Increase in deferred revenue	532	–	27	44	603
Recognised as revenue	(413)	(11)	(23)	(44)	(491)
Exchange and other adjustments	–	–	–	(1)	(1)
At 31 December 2022	1,411	33	167	113	1,724

Analysed as:
Current	584	11	23	63	681
Non-current	827	22	144	50	1,043
	1,411	33	167	113	1,724

At 31 December 2021:
Current	535	11	21	50	617
Non-current	757	33	142	64	996
	1,292	44	163	114	1,613
This table does not include amounts which were received and recognised as revenue in the same year. Amounts recognised as revenue were included in deferred revenue at the beginning of the year.
Loyalty programme revenues, shown gross in the table above, are presented net of the corresponding redemption cost in the Group income statement.
Other deferred revenue includes technical service fees and guest deposits received by owned, leased and managed lease hotels.
Transaction price allocated to remaining performance obligations
The expected timing of recognition of amounts received and not yet recognised relating to performance obligations that were unsatisfied at the year end are as follows:

	2022			2021
	Loyalty and co-brand $m	Other $m	Total $m	Loyalty and co-brand $m	Other $m	Total $m
Less than one year	595	86	681	546	71	617
Between one and two years	339	46	385	406	45	451
Between two and three years	199	32	231	155	33	188
Between three and four years	114	27	141	98	25	123
Between four and five years	70	22	92	53	22	75
More than five years	127	67	194	78	81	159
	1,444	280	1,724	1,336	277	1,613
Contract costs

	2022 $m	2021 $m
At 1 January	77	75
Costs incurred	13	11
Charged to income statement	(8)	(9)
Exchange and other adjustments	(2)	–
At 31 December	80	77

Analysed as:
Current	5	5
Non-current	75	72
	80	77